Income Taxes - Schedule of Components of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax benefit computed at the statutory rate	$ 8,897	$ 12,850
Change in valuation allowance	(8,897)	(12,850)
Provision for income taxes